INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

13.INCOME TAXES

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%. Qiyu received its “high and new technology enterprises” status in 2018 and renewed it in 2021 and 2024 and was entitled for a preferential income tax rate of 15% from 2018 to 2026. In November 2020, Qiyue received its “high and new technology enterprises” status in 2020 and renewed it in 2023 and was entitled to a reduced EIT rate of 15% from 2020 to 2025. Beihai Borui Credit Service Co., Ltd., Beihai Qicheng Information & Technology Co., Ltd. (“Qicheng”), Qi’ang and Beihai Yunhua benefited from a preferential tax rate of 15% as their operation falls within the encouraged industries catalogue in western China. The 40% of the enterprise income tax payables of Qicheng, Qi’ang and Beihai Yunhua could be further reduced as they are located in an autonomous region of China. Therefore, Qicheng applied a preferential income tax rate of 9% from 2019 to 2023 and applied a preferential income tax rate of 15% from 2024 to 2030. Qi’ang and Beihai Yunhua applied a preferential income tax rate of 9% from 2023 to 2027. From 2023 to 2027, one subsidiary benefited from a preferential tax rate of 15% as they are registered in Hainan province and engaged in encouraged business activities.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, the Cayman Islands do not impose withholding tax on dividend payments.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries domiciled in Hong Kong has introduced a two-tiered profits tax rate regime which is applicable to any year of assessment commencing on or after April 1, 2018. The profits tax rate for the first HK$2 million of profits of corporations will be lowered to 8.25%, while profits above that amount will continue to be subject to the tax rate of 16.5%. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

The following table presents income (loss) before income taxes disaggregated between domestic and foreign:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Mainland China	5,455,438	7,972,972	7,336,643
Hong Kong (1)	—	—	375,046
Others	(177,987)	(80,550)	(335,554)
Total	5,277,451	7,892,422	7,376,135
(1)	Income before income taxes for Hong Kong was included in others and was not material for the year ended December 31, 2023 and 2024.

The current and deferred portion of income tax expenses included in the consolidated statements of operations, which were all attributable to the Group is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax	935,897	1,560,830	1,704,701
Deferred tax	72,977	83,476	(304,209)
Total	1,008,874	1,644,306	1,400,492

13.INCOME TAXES – continued

Hong Kong – continued

The following table presents the reconciliations of the differences between the mainland China statutory income tax, and the Company’s effective income tax for 2025, following the prospective adoption of ASU No. 2023-09, Improvements to Income Tax Disclosures:

	Year ended December 31, 2025
	RMB	%
Income before income tax expenses	7,376,135
Statutory tax rate in the PRC	25%
Income tax at statutory tax rate	1,844,033	25.0%
Foreign Tax Effects
Hong Kong	(93,831)	(1.3)%
Tax exemption	(94,774)	(1.3)%
Changes in valuation allowance	943	0.0%
Other foreign jurisdictions	(10,421)	(0.1)%
Non-deductible expenses
Share-based compensation	94,593	1.3%
Others	3,300	0.0%
Preferential tax rate	(679,618)	(9.2)%
Research and development super-deduction	(62,704)	(0.9)%
Effect of cross - border tax laws	292,627	4.0%
Changes in valuation allowance of deferred tax assets	12,513	0.2%
Income tax expense	1,400,492	19.0%

Income tax paid for the year ended December 31, 2025 are almost all in mainland China.

The following table presents the reconciliations of the differences between the mainland China statutory income tax rate and the Company’s effective income tax rate for 2024 and 2023:

	Year ended	Year ended
	December 31,	December 31,
	2023	2024
	RMB	RMB
Income before income tax expenses	5,277,451	7,892,422
Statutory tax rate in the PRC	25%	25%
Income tax at statutory tax rate	1,319,363	1,973,106
Effect of different tax rate of subsidiary operation in other jurisdiction	(4,016)	(10,324)
Effect of non-deductible expenses	47,467	42,726
Effect of preferential tax rate	(488,462)	(744,996)
Effect of research and development super-deduction	(98,914)	(102,658)
Effect of withholding income tax	206,721	470,966
Effect of valuation allowance movement of deferred tax assets	26,715	15,486
Income tax expense	1,008,874	1,644,306

13.INCOME TAXES – continued

Hong Kong – continued

The effect of the preferential tax rates on the income per share is as follows:

	Year Ended December 31,
	(Amounts in Thousands Except Per Share Data)
	2023	2024	2025
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	488,462	744,996	679,618
Income per share effect-basic	1.52	2.50	2.55
Income per share effect-diluted	1.49	2.46	2.50

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets and deferred tax liabilities are as follows:

	December 31,	December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
Guarantee liabilities	2,017,547	571,232
Provision for loan losses	1,735,395	2,238,472
Depreciation of land use rights	55,539	66,999
Net operating loss carry forwards	78,356	77,475
Others	12,500	11,694
Gross deferred tax assets	3,899,337	2,965,872
Valuation allowance on deferred tax assets	(116,174)	(116,462)
Total deferred tax assets	3,783,163	2,849,410
Uncollected revenues	(2,841,099)	(1,533,009)
Withholding income tax	(173,305)	(254,955)
Others	(1,869)	(1,662)
Total deferred tax liabilities	(3,016,273)	(1,789,626)
Net deferred tax assets	766,890	1,059,784

Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Considering all the above factors, as of December 31, 2024 and 2025, the Group recorded an allowance of RMB116,174 and RMB116,462 respectively for deferred tax assets which are not more likely than not to be realized.

As of December 31, 2025, the Group had net operating loss carryforwards in PRC entities of RMB240,563, which will expire from 2026 to 2030.

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities.

13.INCOME TAXES – continued

Hong Kong – continued

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, a lower withholding tax rate of 5% is applicable if direct foreign investors with at least 25% equity interest in the PRC company are incorporated in Hong Kong and meet the relevant requirements pursuant to the tax arrangement between Chinese mainland and Hong Kong. Since the equity holders of the major PRC subsidiaries of the Company are Hong Kong incorporated companies and meet the relevant requirements pursuant to the tax arrangement between Chinese mainland and Hong Kong, the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed.

For the year ended December 31, 2025, the Group has repatriated a portion of its earnings from its PRC subsidiaries to overseas for dividend distribution and share repurchase and paid related withholding income tax of RMB200,550 accordingly. The Company recorded a deferred tax liability of RMB254,955 as of December 31, 2025 associated with all of its earnings expected to be distributed from its PRC subsidiaries to overseas. The remaining undistributed profits of the Company’s PRC subsidiaries as of December 31, 2025 would be indefinitely reinvested with unrecognized deferred tax liabilities of approximately RMB804,294 if calculated at the tax rate of 5%.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group completed its feasibility analysis on a method, which the Group will ultimately execute if necessary to repatriate the undistributed earnings of the VIE without significant tax costs. As such, the Group does not accrue deferred tax liabilities on the earnings of the VIE given that the Group will ultimately use the means.

The Organization for Economic Co-operation and Development (“OECD”) published Pillar Two model rules in December 2021, with the effect that a jurisdiction may enact domestic tax laws (“Pillar Two legislation”) to implement the Pillar Two model rules on a globally agreed common approach. Pillar Two legislation applies to a member of a multinational group within the scope of the Pillar Two model rules, which the Group is reasonably expected to fall into. It imposes a top-up tax on profits arising in a jurisdiction whenever the effective tax rate determined by the Pillar Two model rules on a jurisdictional basis is below a minimum rate of 15%. The Group has reviewed its corporate structure in light of the introduction of Pillar Two model rules in various jurisdictions and engaged external tax specialists in assessing its tax exposure.

As at December 31, 2025, the Group mainly operates in the Mainland of China, where exposures to Pillar Two income taxes might exist in the future although the legislation is not yet enacted. In addition, certain subsidiaries of the Company are located in jurisdictions mainly including Hong Kong and United Kingdom where Pillar Two legislation has been enacted and become effective. It is estimated that the application of Pillar Two legislation in the above jurisdictions is not expected to have a material impact on the Group’s income tax for the year ended December 31, 2025. Accordingly, the Group has not recognized any Pillar Two-related tax expense for the year ended December 31, 2025.